OREO (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) property	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Real Estate [Abstract]
Decrease in real estate owned	$ 3,300
Number of real estate properties owned | property	11
Real estate, not qualify for sales treatment	$ 2,300
OREO expense, net of related income	625	$ 935
Other Real Estate [Roll Forward]
Balance at beginning of period	10,528	16,629
Real estate acquired in settlement of loans	279	788	$ 5,154
Sales of real estate	(2,281)	(5,222)	(7,576)
Gain on sale of real estate	160	206
Write-down of real estate carrying values	(1,582)	(2,036)
Donated property	0	(31)
Capitalized improvements to real estate	144	194
Balance at end of period	$ 7,248	$ 10,528	$ 16,629